Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Income (loss) for the year	$ 435	$ (2,954)	$ (763)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities (a)	(1,484)	2,104	(145)
Net cash used in operating activities	(1,049)	(850)	(908)
Cash flows from investing activities:
Repayment of short-term bank deposit			2,020
Interest from bank deposit	8	33	93
Purchase of fixed assets		(1)	(2)
Net cash from investing activities	8	32	2,111
Cash flows from financing activities:
Exercise of warrants	385
Net cash from financing activities	385
Increase (decrease) in cash and cash equivalents	(656)	(818)	1,203
Gains (losses) from exchange rate differences on cash and cash equivalents	(6)	(6)	(3)
Cash and cash equivalents at beginning of year	3,631	4,455	3,255
Cash and cash equivalents at end of year	2,969	3,631	4,455
Income and expenses not involving operating cash flows:
Depreciation	1	1		[1]
Revaluation of marketable securities - InterCure Ltd	(747)	(138)	574
Revaluation of warrants to purchase ADS’s	(719)	2,172	(584)
Share-based payment transactions to employees and non-employees	37	51	5
Losses (gains) from exchange rate differences on cash and cash equivalents	6	6	3
Interest income	(8)	(33)	(93)
Net income and expenses not involving cash flows	(1,430)	2,059	(95)
Decrease (increase) in prepaid expenses	(31)	23	(29)
Increase (decrease) in accounts payable	(23)	22	(21)
Net operating asset and liability	(54)	45	(50)
Net cash provided by (used in) operating activities	(1,484)	2,104	(145)
(b) Non-cash activities:
Exercise of warrants	$ 864

[1]	Represents amount less than $1 thousand